INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets

Intangible assets and their related amortization are as follow:

	As of December 31,
	2011	2012
	RMB	RMB
Trademark	1,347,193	1,274,392
Computer software	2,595,474	6,153,728
Less: accumulated amortization	(286,275)	(1,054,522)
Intangible assets, net	3,656,392	6,373,598